Derivative Instruments and Hedging - Effect of Foreign Currency Contracts on Accumulated Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	$ 491,721	$ 494,436	$ 527,596
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	899	1,634	(1,883)
Ending balance	382,304	491,721	494,436
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent
Derivatives used in Net Investment Hedge, Net of Tax [Roll Forward]
Beginning balance	(73)	(1,707)	176
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	1,026	6,585	1,448
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification and Tax, Parent	899	1,634	(1,883)
Ending balance	$ 826	$ (73)	$ (1,707)